Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Six Months Ended June 30, 2020 and 2021 - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue	$ 338	$ 0	$ 676	$ 0
Operating expenses
Research and development	(11,332)	(11,028)	(22,643)	(24,732)
General and administrative	(8,985)	(2,589)	(15,432)	(5,517)
Loss from operations	(19,979)	(13,617)	(37,399)	(30,249)
Foreign exchange gain (loss), net	75	9	44	(65)
Interest income	29	28	61	92
Interest expense	(22)	(21)	(46)	(42)
Other income	3	2	3	3
Loss before income tax	(19,894)	(13,599)	(37,337)	(30,261)
Income tax benefit	0	0	0	0
Net loss	(19,894)	(13,599)	(37,337)	(30,261)
Less: Net loss attributable to noncontrolling interests	(586)	(846)	(1,041)	(1,424)
Net loss attributable to BeyondSpring Inc.	$ (19,308)	$ (12,753)	$ (36,296)	$ (28,837)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.49)	$ (0.46)	$ (0.93)	$ (1.04)
Weighted-average shares outstanding
Basic and diluted (in shares)	39,010,855	27,921,026	39,007,749	27,826,737
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment gain (loss)	$ (148)	$ (2)	$ (75)	$ 51
Comprehensive loss	(20,042)	(13,601)	(37,412)	(30,210)
Less: Comprehensive loss attributable to noncontrolling interests	(615)	(848)	(1,047)	(1,430)
Comprehensive loss attributable to BeyondSpring Inc.	$ (19,427)	$ (12,753)	$ (36,365)	$ (28,780)